Alger Capital Appreciation Institutional Fund (Supplement): | Alger Capital Appreciation Institutional Fund
Alger Capital Appreciation Institutional Fund
THE ALGER INSTITUTIONAL FUNDS Alger Capital Appreciation Institutional Fund Class I and R Supplement Dated January 1, 2012 to the Prospectus Dated March 1, 2011 As supplemented to date
The following is added to page 3, as the second sentence under the heading "Performance":

Prior to January 1, 2012, the Fund compared its performance to the Russell 3000 Growth Index. The Fund will compare its performance to the Russell 1000 Growth Index to better reflect the aggregate capitalization range of the securities in the Fund's portfolio.